BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current liabilities:
Convertible notes payable, net of discounts	$ 30,010	$ 149,456
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, issued shares	2,000,000	0
Preferred stock, outstanding shares	2,000,000	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, authorized shares	1,000,000,000	1,000,000,000
Common stock, issued shares	637,840,677	304,556,650
Common stock, outstanding shares	637,840,677	304,556,650
Subscriptions payable, shares	63,675,678	0